Stock Based Compensation	12 Months Ended
Dec. 31, 2016
Stock Based Compensation
Stock Based Compensation

19. Stock Based Compensation

        As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of the Manager's employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company's common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company's common stock as additional compensation for their services offered during the preceding period. The stock will have no vesting period and the employee will own the stock immediately after grant. The total amount of stock to be granted to employees of the Manager will be at the Company's Board of Directors' discretion only and there will be no contractual obligation for any stock to be granted as part of the employees' compensation package in future periods.

        As of December 15, 2016, the Company granted 25,000 shares to certain employees of the Manager and recorded in "General and Administrative Expenses" an expense of $0.1 million representing the fair value of the stock granted as at the date of grant. As of December 11, 2015, the Company granted 15,879 shares to certain employees of the Manager and recorded in "General and Administrative Expenses" an expense of $0.1 million representing the fair value of the stock granted as at the date of grant. As of December 10, 2014, the Company granted 115,185 shares to certain employees of the Manager and recorded in "General and Administrative Expenses" an expense of $0.6 million representing the fair value of the stock granted as at the date of grant. In settlement of the shares granted in 2014, 112,315 shares were issued and distributed to the employees of the Manager in 2015.

        The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company's Common Stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, Directors may elect to receive in Common Stock all or a portion of their compensation. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. During 2016, 2015 and 2014, none of the directors elected to receive in Company shares his compensation.